Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation	$ 30
Monthly deposits percentage	8.33%
Samil Pharm Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Milestone method revenue payment		$ 1,500	$ 2,100
Accrued royalties	$ 4,500
Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Black scholes option pricing model	Black-Scholes option-pricing model
Minimum [Member]
Property, Plant and Equipment [Line Items]
Short-Term deposits interest rate	5.04%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Short-Term deposits interest rate	6.64%